iShares
®
Low Carbon Optimized MSCI ACWI ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .3%
ANZ Group Holdings Ltd. ................... 41,148 $ 1,092,953
Aristocrat Leisure Ltd. ...................... 11,839 407,326
ASX Ltd. .............................. 2,378 104,092
Brambles Ltd. ........................... 54,364 885,724
CAR Group Ltd. .......................... 10,722 197,787
Commonwealth Bank of Australia .............. 15,790 1,988,855
Computershare Ltd. ....................... 27,201 597,584
CSL Ltd. ............................... 6,566 592,651
Goodman Group ......................... 45,799 992,269
Lynas Rare Earths Ltd.
(a)
.................... 5,055 71,711
Macquarie Group Ltd. ...................... 2,968 509,879
National Australia Bank Ltd. .................. 29,652 857,765
Northern Star Resources Ltd. ................. 23,781 364,521
Pro Medicus Ltd. ......................... 1,229 120,623
Scentre Group ........................... 313,706 842,988
Sigma Healthcare Ltd. ..................... 103,383 209,009
Sonic Healthcare Ltd. ...................... 20,016 286,401
Stockland .............................. 13,432 39,392
Telstra Group Ltd. ........................ 193,192 741,958
Transurban Group ........................ 155,185 1,572,762
Vicinity Ltd. ............................. 204,215 371,360
Westpac Banking Corp. .................... 39,313 1,099,847
WiseTech Global Ltd. ...................... 2,151 67,747
Xero Ltd.
(a) (b)
............................ 3,334 195,800
14,211,004
a
Austria  —  0 .1%
Raiffeisen Bank International AG .............. 6,547 357,110
Verbund AG ............................ 10,680 805,841
1,162,951
a
Belgium  —  0 .3%
Ageas SA/N.V. .......................... 7,116 557,643
Anheuser-Busch InBev SA/N.V. ............... 3,345 252,753
Argenx SE
(a)
............................ 442 346,629
Elia Group SA/N.V.
(a)
...................... 3,980 660,046
Sofina SA .............................. 1,774 454,229
UCB SA ............................... 1,516 412,793
2,684,093
a
Brazil  —  0 .4%
B3 SA - Brasil Bolsa Balcao .................. 37,565 136,778
Banco Bradesco SA ....................... 99,890 337,283
Banco do Brasil SA ....................... 169,683 761,069
BB Seguridade Participacoes SA .............. 80,012 547,439
Caixa Seguridade Participacoes SA ............ 56,141 205,095
Engie Brasil Energia SA .................... 41,240 294,072
Motiva Infraestrutura de Mobilidade SA .......... 94,021 303,796
NU Holdings Ltd. , Class A
(a)
.................. 42,440 614,531
Raia Drogasil SA ......................... 11,157 49,433
Rede D'Or Sao Luiz SA
(c)
................... 33,112 256,575
Telefonica Brasil SA ....................... 42,822 339,425
TIM SA ............................... 17,624 91,647
TOTVS SA ............................. 20,812 133,905
XP, Inc. , Class A ......................... 3,763 72,099
4,143,147
a
Canada  —  3 .3%
Agnico Eagle Mines Ltd. .................... 10,023 1,884,768
Alamos Gold, Inc. , Class A .................. 27,541 1,098,923
AtkinsRealis Group, Inc. .................... 3,113 214,806
Bank of Montreal ......................... 6,124 932,520
Bank of Nova Scotia (The) ................... 10,385 807,956
Security Shares Value
a
Canada (continued)
BCE, Inc. .............................. 15,840 $ 376,424
Brookfield Renewable Corp. ................. 16,203 588,072
CAE, Inc.
(a)
............................. 33,562 877,131
Cameco Corp. ........................... 2,574 316,418
Canadian Imperial Bank of Commerce .......... 5,568 621,299
Canadian National Railway Co. ............... 6,904 775,458
Canadian Pacific Kansas City Ltd. ............. 8,782 763,798
Celestica, Inc.
(a)
.......................... 332 136,305
CGI, Inc. .............................. 1,517 99,294
Constellation Software, Inc. .................. 217 395,210
Dollarama, Inc. .......................... 8,063 1,030,468
Element Fleet Management Corp. ............. 33,293 794,856
Enbridge, Inc. ........................... 40,200 2,229,667
Fairfax Financial Holdings Ltd. ................ 130 224,969
First Quantum Minerals Ltd.
(a)
................ 7,627 186,752
Franco-Nevada Corp. ...................... 8,062 1,859,955
Hydro One Ltd.
(c)
......................... 47,665 2,047,874
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 147,965 1,198,230
Manulife Financial Corp. .................... 27,816 1,093,719
Open Text Corp. ......................... 2,565 58,141
Pembina Pipeline Corp. .................... 16,210 754,561
Power Corp. of Canada .................... 12,536 699,362
RB Global, Inc. .......................... 3,207 335,066
Restaurant Brands International, Inc. ............ 5,192 418,961
Rogers Communications, Inc. , Class B , NVS ...... 20,211 735,771
Royal Bank of Canada ..................... 18,014 3,239,961
Shopify, Inc. , Class A
(a)
..................... 12,532 1,521,166
Stantec, Inc. ............................ 5,308 484,787
Sun Life Financial, Inc. ..................... 6,235 449,236
TELUS Corp. ........................... 33,758 422,736
Thomson Reuters Corp.
(a) (b)
.................. 4,746 454,003
TMX Group Ltd. .......................... 729 29,732
Toronto-Dominion Bank (The) ................ 19,417 2,091,721
Wheaton Precious Metals Corp. ............... 22,432 2,833,498
WSP Global, Inc. ......................... 2,634 438,241
35,521,815
a
Cayman Islands  —  0 .0%
Credo Technology Group Holding Ltd.
(a)
.......... 2,122 369,249
a
Chile  —  0 .1%
Banco de Chile .......................... 243,932 45,728
Banco Santander Chile ..................... 2,873,676 229,783
Falabella SA ............................ 60,995 369,436
644,947
a
China  —  3 .0%
Akeso, Inc.
(a) (c)
........................... 5,000 87,710
Alibaba Group Holding Ltd. .................. 199,068 3,280,842
Alibaba Health Information Technology Ltd.
(a) (b)
..... 248,000 140,158
Baidu, Inc. , Class A
(a)
...................... 22,340 352,771
Bank of Beijing Co. Ltd. , Class A .............. 278,700 216,228
Bank of Chengdu Co. Ltd. , Class A ............. 31,600 88,584
Bank of Jiangsu Co. Ltd. , Class A .............. 197,800 326,801
Bank of Nanjing Co. Ltd. , Class A .............. 162,800 280,022
Bank of Ningbo Co. Ltd. , Class A .............. 26,700 129,763
Bank of Shanghai Co. Ltd. , Class A ............. 184,800 253,749
Bank of Suzhou Co. Ltd. , Class A .............. 44,000 54,877
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 67,600 48,537
Bilibili, Inc. , Class Z
(a)
...................... 3,580 78,668
BOC Aviation Ltd.
(c)
....................... 45,800 470,290
Cambricon Technologies Corp. Ltd. , Class A
(a)
..... 200 50,321
CCOOP Group Co. Ltd. , Class A
(a)
............. 127,600 32,688
CGN Power Co. Ltd. , Class H
(c)
............... 1,554,000 692,400
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 6,000 76,168

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
China CITIC Bank Corp. Ltd. , Class H ........... 548,000 $ 574,687
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (c)
........................... 473,000 44,964
China Construction Bank Corp. , Class H ......... 573,000 646,802
China Everbright Bank Co. Ltd. , Class A ......... 386,500 176,651
China Galaxy Securities Co. Ltd. , Class H ........ 46,295 49,364
China Gold International Resources Corp. Ltd. ..... 20,300 436,051
China International Capital Corp. Ltd. , Class H
(c)
.... 64,000 167,084
China Life Insurance Co. Ltd. , Class H .......... 277,000 1,021,867
China Literature Ltd.
(a) (b) (c)
................... 9,000 28,465
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 76,165 104,919
China Merchants Port Holdings Co. Ltd. ......... 280,000 556,914
China Minsheng Banking Corp. Ltd. , Class H ...... 796,500 363,485
China National Nuclear Power Co. Ltd. , Class A .... 270,998 357,099
China Oilfield Services Ltd. , Class H ............ 396,000 478,143
China Pacific Insurance Group Co. Ltd. , Class H .... 100,000 436,537
China Ruyi Holdings Ltd.
(a)
................... 240,000 44,891
China Taiping Insurance Holdings Co. Ltd. ........ 80,000 228,712
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 351,100 210,492
China Tower Corp. Ltd. , Class H
(c)
.............. 70,284 99,600
China Yangtze Power Co. Ltd. , Class A .......... 257,300 1,029,012
Chongqing Rural Commercial Bank Co. Ltd. , Class H 245,000 217,395
Chow Tai Fook Jewellery Group Ltd.
(b)
........... 49,200 67,445
CITIC Securities Co. Ltd. , Class H ............. 24,500 86,986
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 46,900 148,027
Eastroc Beverage Group Co. Ltd. , Class A ........ 800 23,893
Eoptolink Technology, Inc. Ltd. , Class A .......... 500 38,720
Far East Horizon Ltd. ...................... 523,000 501,314
GF Securities Co. Ltd. , Class H ............... 37,400 84,790
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 34,200 132,827
Guotai Haitong Securities Co. Ltd. , Class H
(c)
...... 108,400 186,002
H World Group Ltd. , Class A , ADR ............. 4,213 217,559
Hansoh Pharmaceutical Group Co. Ltd.
(c)
......... 14,000 67,055
Horizon Robotics , Class B
(a)
.................. 67,200 63,229
Hua Hong Semiconductor Ltd. , Class H
(a) (c)
........ 10,000 147,307
Huatai Securities Co. Ltd. , Class H
(c)
............ 24,600 51,046
Huaxia Bank Co. Ltd. , Class A ................ 176,400 177,917
Hygon Information Technology Co. Ltd. , Class A .... 1,132 49,720
Industrial Bank Co. Ltd. , Class A ............... 117,198 307,610
Innovent Biologics, Inc.
(a) (c)
................... 9,000 105,097
JD Health International, Inc.
(a) (c)
............... 46,250 273,332
Jiangsu Expressway Co. Ltd. , Class H .......... 242,000 328,434
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 12,600 195,071
Kanzhun Ltd. , ADR ....................... 10,096 136,498
Kingsoft Corp. Ltd. ........................ 3,200 9,453
Kuaishou Technology , Class B
(c)
............... 30,200 168,118
Kuang-Chi Technologies Co. Ltd. , Class A
(a)
....... 30,400 174,356
Kweichow Moutai Co. Ltd. , Class A ............. 2,200 445,971
Li Auto, Inc. , Class A
(a)
..................... 6,880 60,546
Loongson Technology Corp. Ltd. , Class A
(a)
....... 4,779 116,291
Luzhou Laojiao Co. Ltd. , Class A .............. 10,900 159,893
Meituan , Class B
(a) (c)
....................... 43,400 466,949
MINISO Group Holding Ltd. .................. 21,000 77,487
NARI Technology Co. Ltd. , Class A ............. 106,800 407,188
NetEase, Inc. ........................... 25,900 606,298
New China Life Insurance Co. Ltd. , Class H ....... 67,800 445,259
New Oriental Education & Technology Group, Inc. ... 14,000 76,391
Nongfu Spring Co. Ltd. , Class H
(c)
.............. 28,000 169,334
PDD Holdings, Inc. , ADR
(a) (b)
................. 7,040 703,155
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 371,151 253,948
Security Shares Value
a
China (continued)
Ping An Bank Co. Ltd. , Class A ................ 255,700 $ 430,529
Ping An Insurance Group Co of China Ltd. , Class H .. 230,500 1,873,527
Pop Mart International Group Ltd.
(b) (c)
............ 6,600 134,335
Shanghai International Airport Co. Ltd. , Class A ..... 7,800 31,165
Shanghai Pudong Development Bank Co. Ltd. , Class A 36,600 49,682
Shanjin International Gold Co. Ltd. , Class A ....... 35,200 135,263
Shenzhen Inovance Technology Co. Ltd. , Class A ... 8,300 83,692
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 66,600 149,437
Smoore International Holdings Ltd.
(b) (c)
........... 114,000 136,271
TAL Education Group , ADR
(a)
................. 11,695 130,048
Tencent Holdings Ltd. ...................... 76,100 4,621,723
Tencent Music Entertainment Group , ADR ........ 10,585 97,064
Trip.com Group Ltd.
(a)
...................... 3,750 202,496
UBTech Robotics Corp. Ltd. , Class H
(a)
.......... 13,000 178,230
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 1,028 42,872
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 56,200 122,532
Wuliangye Yibin Co. Ltd. , Class A .............. 19,000 270,383
WuXi AppTec Co. Ltd. , Class H
(c)
.............. 3,800 66,758
Wuxi Biologics Cayman, Inc.
(a) (c)
............... 38,000 162,364
Xiaomi Corp. , Class B
(a) (c)
................... 198,600 745,187
XPeng, Inc. , Class A
(a)
..................... 11,200 89,516
XtalPi Holdings Ltd.
(a)
...................... 43,000 52,846
Zangge Mining Co. Ltd. , Class A ............... 14,000 184,653
Zhaojin Mining Industry Co. Ltd. , Class H ......... 26,000 95,532
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 22,800 44,448
31,794,780
a
Colombia  —  0 .0%
Interconexion Electrica SA ESP ............... 52,630 407,039
a
Denmark  —  0 .3%
Danske Bank A.S. ........................ 108 5,552
DSV A.S. .............................. 2,954 726,506
Novo Nordisk A.S. , Class B .................. 40,334 1,715,645
Orsted A.S.
(a) (c)
........................... 5,965 159,525
2,607,228
a
Egypt  —  0 .0%
Eastern Co. SAE ......................... 322,031 239,151
a
Finland  —  0 .1%
Fortum OYJ ............................ 9,705 244,499
Kone OYJ , Class B ....................... 3,640 231,547
Sampo OYJ , Class A ...................... 16,551 171,985
648,031
a
France  —  2 .0%
Aeroports de Paris SA ..................... 3,594 436,396
AXA SA ............................... 36,904 1,778,968
BNP Paribas SA ......................... 10,196 1,070,799
Bureau Veritas SA ........................ 4,110 125,944
Capgemini SE ........................... 29 3,527
Covivio SA ............................. 4,680 309,525
Credit Agricole SA ........................ 51,505 1,006,001
Dassault Systemes SE ..................... 13,308 299,877
EssilorLuxottica SA ....................... 4,779 1,011,569
Eurofins Scientific SE ...................... 129 8,967
Gecina SA ............................. 2,429 205,358
Getlink SE ............................. 54,576 1,221,493
Hermes International SCA ................... 652 1,247,342
Klepierre SA ............................ 26,636 1,079,189
Legrand SA ............................ 8,119 1,454,628
L'Oreal SA ............................. 3,928 1,691,746
LVMH Moet Hennessy Louis Vuitton SE .......... 2,917 1,558,288

iShares
®
Low Carbon Optimized MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
France (continued)
Publicis Groupe SA ....................... 1,560 $ 145,762
Sanofi SA .............................. 14,063 1,315,966
Schneider Electric SE ...................... 11,004 3,501,569
Societe Generale SA ...................... 12,900 1,038,450
Unibail-Rodamco-Westfield .................. 5,809 705,256
21,216,620
a
Germany  —  1 .7%
Allianz SE , Registered ..................... 6,589 3,009,409
Commerzbank AG ........................ 10,684 441,611
CTS Eventim AG & Co. KGaA
(b)
............... 1,377 90,887
Deutsche Bank AG , Registered ............... 36,154 1,123,270
Deutsche Boerse AG ...................... 2,170 665,751
Deutsche Telekom AG , Registered ............. 51,008 1,647,591
Fresenius Medical Care AG
(b)
................. 3,075 139,139
Fresenius SE & Co. KGaA ................... 5,321 257,694
Hannover Rueck SE ....................... 3,201 967,191
Hensoldt AG
(b)
........................... 13,941 1,257,951
Infineon Technologies AG ................... 14,594 981,523
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 1,688 1,009,714
Nemetschek SE .......................... 1,374 99,717
Rheinmetall AG .......................... 668 1,065,333
SAP SE ............................... 12,706 2,133,249
Scout24 SE
(c)
........................... 8,355 695,656
Siemens AG , Registered .................... 7,744 2,301,215
Vonovia SE ............................. 4,108 110,683
17,997,584
a
Hong Kong  —  0 .5%
AIA Group Ltd. .......................... 139,200 1,528,244
BOC Hong Kong Holdings Ltd. ................ 40,500 232,964
CK Asset Holdings Ltd. ..................... 109,000 686,618
Futu Holdings Ltd. , ADR .................... 261 40,327
Henderson Land Development Co. Ltd.
(b)
......... 79,000 312,264
HKT Trust & HKT Ltd. , Class SS ............... 26,000 42,176
Hong Kong Exchanges & Clearing Ltd. .......... 7,000 372,839
Hongkong Land Holdings Ltd. ................ 55,200 436,413
Link REIT .............................. 36,500 183,788
MTR Corp. Ltd.
(b)
......................... 99,000 423,044
Sands China Ltd. ......................... 19,200 40,284
Sino Land Co. Ltd. ........................ 250,000 400,892
Sun Hung Kai Properties Ltd. ................. 41,500 726,544
5,426,397
a
India  —  1 .4%
ABB India Ltd. ........................... 3,989 304,721
Adani Ports & Special Economic Zone Ltd. ........ 30,370 533,627
Asian Paints Ltd. ......................... 8,591 222,923
Avenue Supermarts Ltd.
(a) (c)
.................. 8,425 409,007
Axis Bank Ltd. ........................... 9,231 123,811
Bajaj Finance Ltd. ........................ 8,206 81,507
Bajaj Holdings & Investment Ltd. .............. 236 25,664
Bharat Electronics Ltd. ..................... 333,313 1,521,644
Bharti Airtel Ltd. .......................... 47,055 940,626
Dabur India Ltd. .......................... 56,371 263,030
DLF Ltd. ............................... 19,917 123,976
Eternal Ltd.
(a)
............................ 18,978 49,797
Fortis Healthcare Ltd. ...................... 20,682 202,282
FSN E-Commerce Ventures Ltd.
(a)
............. 70,710 198,453
GE Vernova T&D India Ltd. .................. 1,922 90,440
GMR Airports Ltd.
(a)
....................... 147,576 150,807
Godrej Consumer Products Ltd. ............... 13,307 150,411
HCL Technologies Ltd. ..................... 12,861 163,578
HDFC Bank Ltd. ......................... 97,782 799,766
Security Shares Value
a
India (continued)
Hindustan Unilever Ltd. ..................... 31,030 $ 737,668
Hitachi Energy India Ltd. .................... 260 92,356
ICICI Bank Ltd. .......................... 54,501 731,313
Indian Hotels Co. Ltd. (The) .................. 11,334 76,320
Info Edge India Ltd. ....................... 6,952 71,641
Infosys Ltd. ............................. 41,331 520,321
ITC Ltd. ............................... 222,772 741,728
Jio Financial Services Ltd. ................... 360 939
Kotak Mahindra Bank Ltd. ................... 37,683 153,041
Mankind Pharma Ltd. ...................... 1,223 29,111
Max Healthcare Institute Ltd. ................. 23,016 242,163
Muthoot Finance Ltd. ...................... 977 35,402
NHPC Ltd. ............................. 519,632 457,360
Oberoi Realty Ltd. ........................ 8,765 155,007
One 97 Communications Ltd.
(a)
................ 3,397 39,478
Page Industries Ltd. ....................... 207 80,551
PI Industries Ltd. ......................... 7,308 235,208
Pidilite Industries Ltd. ...................... 14,141 205,856
Power Finance Corp. Ltd. ................... 60,141 285,511
Power Grid Corp. of India Ltd. ................ 536,482 1,806,605
Siemens Ltd.
(a)
.......................... 9,214 371,355
Sun Pharmaceutical Industries Ltd. ............. 19,049 364,899
Suzlon Energy Ltd.
(a)
...................... 121,256 71,483
Tata Consultancy Services Ltd. ............... 12,236 321,101
Trent Ltd. .............................. 1,569 68,883
Varun Beverages Ltd. ...................... 8,113 44,191
Vodafone Idea Ltd.
(a)
....................... 989,668 107,105
Wipro Ltd. .............................. 63,394 135,078
14,537,744
a
Indonesia  —  0 .1%
Amman Mineral Internasional PT
(a)
............. 959,600 282,724
Bank Central Asia Tbk PT ................... 487,000 165,113
Bank Rakyat Indonesia Persero Tbk PT .......... 6,237 1,079
Bumi Resources Minerals Tbk PT
(a)
............. 7,443,400 346,629
Chandra Asri Pacific Tbk PT ................. 647,300 198,191
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 8,010,100 24,988
1,018,724
a
Ireland  —  0 .0%
Bank of Ireland Group PLC .................. 4,965 97,798
a
Israel  —  0 .2%
Azrieli Group Ltd. ......................... 3,664 584,408
Bank Leumi Le-Israel BM ................... 17,334 438,804
Check Point Software Technologies Ltd.
(a)
........ 1,323 148,798
Cyberark Software Ltd.
(a)
.................... 360 16,200
Nice Ltd.
(a) (b)
............................ 699 71,450
Nova Ltd.
(a)
............................. 937 467,879
Phoenix Financial Ltd. ..................... 2,509 150,963
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 16,804 589,316
2,467,818
a
Italy  —  1 .0%
Banca Mediolanum SpA .................... 12,815 280,884
Banca Monte dei Paschi di Siena SpA ........... 37,856 403,534
Banco BPM SpA ......................... 1,980 28,851
BPER Banca SpA ........................ 5,541 81,795
Davide Campari-Milano N.V. ................. 13,206 97,983
Ferrari N.V. ............................. 4,049 1,401,160
FinecoBank Banca Fineco SpA ............... 1,722 42,750
Generali ............................... 5,692 255,070
Intesa Sanpaolo SpA ...................... 139,782 949,711
Moncler SpA ............................ 301 18,172
Poste Italiane SpA
(c)
....................... 32,841 871,729

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Italy (continued)
Tenaris SA ............................. 77,550 $ 2,475,500
Terna - Rete Elettrica Nazionale ............... 144,868 1,742,510
UniCredit SpA ........................... 19,965 1,542,942
10,192,591
a
Japan  —  5 .1%
Advantest Corp. .......................... 11,400 2,128,591
Asics Corp. ............................. 3,800 107,911
Bandai Namco Holdings, Inc. ................. 4,800 110,185
Capcom Co. Ltd. ......................... 5,600 118,236
Central Japan Railway Co. .................. 42,400 1,017,196
Chiba Bank Ltd. (The) ...................... 33,300 459,647
Chugai Pharmaceutical Co. Ltd. ............... 10,200 543,960
Daiichi Life Group, Inc. ..................... 65,200 596,950
Daiichi Sankyo Co. Ltd. ..................... 18,200 295,642
Daiwa Securities Group, Inc. ................. 115,500 1,087,186
Disco Corp. ............................. 1,900 903,986
East Japan Railway Co. .................... 18,800 410,384
FANUC Corp. ........................... 31,600 1,395,869
Fast Retailing Co. Ltd. ..................... 3,000 1,412,236
Hoya Corp. ............................. 5,300 989,742
Hulic Co. Ltd. ........................... 41,000 462,417
Japan Exchange Group, Inc. ................. 38,900 463,366
Japan Post Bank Co. Ltd. ................... 105,900 1,817,273
Japan Post Holdings Co. Ltd. ................. 153,100 1,775,509
Japan Post Insurance Co. Ltd. ................ 12,900 125,783
Japan Tobacco, Inc. ....................... 39,300 1,464,111
KDDI Corp. ............................. 30,300 495,845
Keyence Corp. .......................... 5,100 2,339,196
Konami Group Corp. ...................... 2,100 252,154
Lasertec Corp. .......................... 1,800 497,481
M3, Inc. ............................... 18,700 180,127
Makita Corp. ............................ 10,400 386,183
Mitsubishi Estate Co. Ltd. ................... 31,200 889,145
Mitsubishi HC Capital, Inc. ................... 192,600 1,749,406
Mitsubishi UFJ Financial Group, Inc. ............ 187,100 3,360,846
Mitsui Fudosan Co. Ltd. .................... 49,800 545,411
Mizuho Financial Group, Inc. ................. 45,900 1,973,823
MS&AD Insurance Group Holdings, Inc. ......... 33,000 848,564
Murata Manufacturing Co. Ltd. ................ 21,500 713,031
NEC Corp. ............................. 24,100 641,060
Nexon Co. Ltd. .......................... 11,700 197,525
Nintendo Co. Ltd. ......................... 13,700 670,189
Nippon Building Fund, Inc. ................... 79 66,155
Nomura Holdings, Inc. ..................... 199,400 1,597,159
Nomura Research Institute Ltd. ............... 3,000 80,969
Oriental Land Co. Ltd. ..................... 25,900 360,346
ORIX Corp. ............................. 58,100 1,955,442
Rakuten Group, Inc.
(a)
...................... 55,600 270,706
Recruit Holdings Co. Ltd. ................... 17,800 824,584
Renesas Electronics Corp. .................. 22,000 444,898
Resona Holdings, Inc. ..................... 32,900 411,502
Sanrio Co. Ltd. .......................... 15,500 90,328
SBI Holdings, Inc. ........................ 29,000 585,162
Secom Co. Ltd. .......................... 3,700 135,658
Seibu Holdings, Inc. ....................... 6,500 152,961
Shionogi & Co. Ltd. ....................... 31,900 644,474
SMC Corp. ............................. 2,900 1,426,050
SoftBank Corp. .......................... 362,500 510,207
SoftBank Group Corp. ..................... 54,500 1,861,655
Sompo Holdings, Inc. ...................... 28,600 1,064,361
Sony Group Corp. ........................ 88,400 1,771,123
Sumitomo Mitsui Financial Group, Inc. ........... 65,800 2,323,336
Sumitomo Mitsui Trust Group, Inc. ............. 700 23,403
Sumitomo Realty & Development Co. Ltd. ........ 41,200 1,277,183
Security Shares Value
a
Japan (continued)
Sysmex Corp. ........................... 17,900 $ 158,065
Takeda Pharmaceutical Co. Ltd. ............... 18,475 617,671
Tokio Marine Holdings, Inc. .................. 37,400 1,712,799
Tokyo Electron Ltd. ....................... 3,000 884,048
Yokohama Financial Group, Inc. ............... 25,000 237,315
54,913,726
a
Kuwait  —  0 .0%
Mabanee Co. KPSC ....................... 35,830 117,103
National Bank of Kuwait SAKP ................ 49,300 137,880
254,983
a
Malaysia  —  0 .0%
IHH Healthcare Bhd ....................... 160,900 357,438
a
Mexico  —  0 .4%
America Movil SAB de CV , Series B ............ 253,166 336,376
Fibra Uno Administracion SA de CV ............ 473,642 813,151
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 17,846 236,840
Grupo Aeroportuario del Pacifico SAB de CV , Class B 18,333 459,897
Grupo Aeroportuario del Sureste SAB de CV , Class B 15,696 478,324
Grupo Financiero Banorte SAB de CV , Class O .... 20,267 220,067
Grupo Mexico SAB de CV , Series B ............ 35,907 393,017
Prologis Property Mexico SA de CV ............ 65,722 300,722
Promotora y Operadora de Infraestructura SAB de CV 33,930 537,255
3,775,649
a
Netherlands  —  1 .2%
ABN AMRO Bank N.V., CVA ................. 19,952 694,665
Adyen N.V.
(a) (c)
........................... 259 292,270
AerCap Holdings N.V. ...................... 11,923 1,695,570
ASM International N.V. ..................... 111 108,588
ASML Holding N.V. ....................... 4,347 6,283,787
BE Semiconductor Industries N.V. ............. 1,329 388,752
ING Groep N.V. .......................... 13,208 382,258
InPost SA
(a)
............................. 18,424 330,458
Koninklijke KPN N.V. ...................... 63,291 338,451
NN Group N.V. .......................... 11,691 1,023,358
Prosus N.V.
(a)
........................... 26,586 1,287,107
Wolters Kluwer N.V. ....................... 4,115 321,157
13,146,421
a
New Zealand  —  0 .0%
Auckland International Airport Ltd. ............. 93,175 454,106
a
Norway  —  0 .5%
DNB Bank ASA .......................... 61,496 1,862,304
Gjensidige Forsikring ASA ................... 19,569 549,714
Kongsberg Gruppen ASA ................... 14,673 490,963
Mowi ASA .............................. 32,172 713,808
Salmar ASA ............................ 11,002 663,823
Telenor ASA ............................ 75,253 1,238,689
5,519,301
a
Peru  —  0 .2%
Southern Copper Corp. ..................... 14,714 2,526,247
a
Philippines  —  0 .0%
International Container Terminal Services, Inc. ..... 26,510 306,175
a
Poland  —  0 .2%
Allegro.eu SA
(a) (c)
......................... 29,102 239,653
CD Projekt SA ........................... 1,904 145,065
Powszechna Kasa Oszczednosci Bank Polski SA ... 18,033 472,385
Powszechny Zaklad Ubezpieczen SA ........... 45,255 796,165

iShares
®
Low Carbon Optimized MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Poland (continued)
Zabka Group SA
(a)
........................ 14,136 $ 90,203
1,743,471
a
Portugal  —  0 .1%
EDP Renovaveis SA ....................... 45,209 755,929
EDP SA ............................... 9,025 49,225
805,154
a
Qatar  —  0 .1%
Commercial Bank PSQC (The) ................ 264,894 312,966
Mesaieed Petrochemical Holding Co. ........... 1,228,030 399,710
Qatar Islamic Bank QPSC ................... 6,672 40,686
Qatar National Bank QPSC .................. 54,711 260,511
1,013,873
a
Russia  —  0 .0%
Alrosa PJSC
(a) (d)
.......................... 184,910 25
Mobile TeleSystems PJSC
(a) (d)
................ 73,304 10
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 152,460 20
Ozon Holdings PLC , ADR
(a) (d)
................. 5,270 1
Polyus PJSC
(a) (d)
......................... 14,300 —
Sberbank of Russia PJSC
(a) (d)
................. 292,860 39
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 4,185 —
United Co. RUSAL International PJSC
(a) (d)
........ 509,950 68
VK IPJSC , GDR
(a) (d)
....................... 22,940 3
VTB Bank PJSC
(a) (d)
....................... 4,498 —
166
a
Saudi Arabia  —  0 .5%
Ades Holding Co. ......................... 75,064 394,396
Al Rajhi Bank ........................... 52,593 964,236
Alinma Bank ............................ 31,356 203,722
Arabian Internet & Communications Services Co. ... 1,109 65,826
Dar Al Arkan Real Estate Development Co.
(a)
...... 35,710 169,027
Dr Sulaiman Al Habib Medical Services Group Co. .. 13,094 847,791
Elm Co. ............................... 1,223 191,521
Jabal Omar Development Co.
(a)
............... 99,466 420,778
Makkah Construction & Development Co. ........ 8,290 177,386
Mouwasat Medical Services Co. ............... 21,725 394,695
SAL Saudi Logistics Services ................. 6,001 264,110
Saudi National Bank (The) ................... 39,976 418,680
Saudi Telecom Co. ........................ 71,799 834,519
5,346,687
a
Singapore  —  0 .4%
CapitaLand Ascendas REIT .................. 349,111 686,166
CapitaLand Integrated Commercial Trust ......... 424,035 789,772
DBS Group Holdings Ltd. ................... 3,000 138,332
Grab Holdings Ltd. , Class A
(a) (b)
............... 74,043 282,844
Keppel Ltd.
(b)
............................ 161,400 1,381,490
Keppel REIT ............................ 17,933 12,626
Oversea-Chinese Banking Corp. Ltd. ........... 5,900 101,790
Sea Ltd. , Class A , ADR
(a)
.................... 4,438 376,698
Singapore Telecommunications Ltd. ............ 187,900 680,536
United Overseas Bank Ltd. .................. 100 2,848
4,453,102
a
South Africa  —  0 .2%
Capitec Bank Holdings Ltd. .................. 321 83,349
FirstRand Ltd. ........................... 78,510 416,266
MTN Group Ltd. .......................... 15,050 188,831
Naspers Ltd. , Class N ...................... 16,360 885,892
NEPI Rockcastle N.V.
(a)
..................... 103,437 875,558
Reinet Investments SCA .................... 3,867 133,483
2,583,379
a
Security Shares Value
a
South Korea  —  2 .1%
Alteogen, Inc. ........................... 583 $ 147,216
Celltrion, Inc. ............................ 2,358 321,190
Hana Financial Group, Inc. .................. 8,437 733,019
Hanjin Kal Corp. ......................... 2,743 210,359
Hanmi Semiconductor Co. Ltd. ................ 379 96,019
Hanwha Systems Co. Ltd.
(b)
.................. 5,256 415,675
HD Hyundai Electric Co. Ltd. ................. 334 287,213
HLB, Inc.
(a)
............................. 5,166 213,952
Industrial Bank of Korea .................... 55,351 848,467
Kakao Corp. ............................ 7,225 232,595
KakaoBank Corp. ........................ 15,063 249,006
KB Financial Group, Inc. .................... 6,554 717,696
Korea Investment Holdings Co. Ltd. ............ 3,666 602,410
Krafton, Inc.
(a)
........................... 890 160,019
KT&G Corp. ............................ 2,310 277,692
Meritz Financial Group, Inc.
(a)
................. 1,483 112,234
Mirae Asset Securities Co. Ltd.
(b)
.............. 17,030 756,438
NAVER Corp. ........................... 2,725 391,425
NH Investment & Securities Co. Ltd.
(b)
........... 17,886 410,108
Samsung Biologics Co. Ltd.
(a) (c)
................ 110 109,674
Samsung Electronics Co. Ltd. ................ 39,057 5,881,499
Samsung Fire & Marine Insurance Co. Ltd. ....... 237 73,663
Samsung Life Insurance Co. Ltd. .............. 2,817 479,113
Shinhan Financial Group Co. Ltd. .............. 9,500 645,133
SK hynix, Inc. ........................... 5,321 4,745,097
SK Square Co. Ltd.
(a)
...................... 4,303 2,504,349
Woori Financial Group, Inc. .................. 40,475 922,998
22,544,259
a
Spain  —  0 .8%
Aena SME SA
(c)
.......................... 47,739 1,303,876
Amadeus IT Group SA ..................... 18,294 1,055,606
Banco Bilbao Vizcaya Argentaria SA ............ 55,335 1,221,930
Banco de Sabadell SA ..................... 18,300 70,949
Banco Santander SA ...................... 224,348 2,737,565
Ferrovial N.V. ........................... 16,517 1,134,247
Iberdrola SA ............................ 5,459 127,982
Industria de Diseno Textil SA ................. 16,822 1,006,807
Redeia Corp. SA ......................... 9,559 167,162
8,826,124
a
Sweden  —  0 .8%
Alfa Laval AB ........................... 3,294 198,231
Atlas Copco AB , Class A .................... 25,471 489,493
Atlas Copco AB , Class B .................... 95,330 1,625,483
Evolution AB
(c)
........................... 2,906 204,802
Hexagon AB , Class B ...................... 36,194 395,417
Industrivarden AB , Class C .................. 20,458 1,076,412
Investment AB Latour , Class B ................ 2,032 46,648
Investor AB , Class B ....................... 56,880 2,308,507
Nordea Bank Abp ........................ 60,896 1,145,142
Spotify Technology SA
(a)
.................... 1,818 811,828
Svenska Handelsbanken AB , Class A ........... 40,375 573,726
Swedbank AB , Class A ..................... 3,474 122,803
8,998,492
a
Switzerland  —  2 .0%
ABB Ltd. , Registered ...................... 31,236 3,159,198
Alcon AG .............................. 7,673 572,807
Belimo Holding AG , Registered ............... 561 513,741
Cie Financiere Richemont SA , Class A, Registered .. 8,453 1,622,277
EMS-Chemie Holding AG , Registered ........... 228 194,353
Galderma Group AG ....................... 2,423 508,329
Geberit AG , Registered ..................... 900 608,185
Givaudan SA , Registered ................... 347 1,237,422

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Switzerland (continued)
Julius Baer Group Ltd. ..................... 2,587 $ 212,643
Lonza Group AG , Registered ................. 765 470,338
Novartis AG , Registered .................... 25,042 3,700,949
Roche Holding AG , NVS .................... 8,071 3,288,931
Sandoz Group AG ........................ 2,996 240,319
SGS SA , Registered ....................... 4,125 446,944
Straumann Holding AG , Registered ............. 2,165 234,965
Swiss Prime Site AG , Registered .............. 2,533 438,958
Swisscom AG , Registered ................... 510 431,372
UBS Group AG , Registered .................. 42,052 1,860,877
VAT Group AG
(c)
......................... 1,450 1,089,313
Zurich Insurance Group AG .................. 962 670,726
21,502,647
a
Taiwan  —  3 .3%
Accton Technology Corp. ................... 2,000 146,473
Advantech Co. Ltd. ....................... 10,000 114,354
Airtac International Group ................... 15,000 700,349
Alchip Technologies Ltd. .................... 1,000 133,755
Asia Vital Components Co. Ltd. ............... 4,000 366,213
ASPEED Technology, Inc. ................... 1,000 537,572
Bizlink Holding, Inc. ....................... 1,000 89,793
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 34,000 112,799
Catcher Technology Co. Ltd. ................. 47,000 309,574
Cathay Financial Holding Co. Ltd. .............. 569,103 1,389,245
Chailease Holding Co. Ltd. .................. 97,237 356,369
Chroma ATE, Inc. ......................... 14,000 956,624
Chunghwa Telecom Co. Ltd. ................. 119,000 510,951
CTBC Financial Holding Co. Ltd. .............. 184,400 305,002
Delta Electronics, Inc. ...................... 24,000 1,683,011
E Ink Holdings, Inc. ....................... 56,000 246,415
Elite Material Co. Ltd. ...................... 4,000 596,018
eMemory Technology, Inc. ................... 1,000 126,643
Fortune Electric Co. Ltd. .................... 3,450 98,244
Fubon Financial Holding Co. Ltd. .............. 221,431 631,098
Global Unichip Corp. ...................... 2,000 276,525
International Games System Co. Ltd. ........... 3,000 71,307
Jentech Precision Industrial Co. Ltd. ............ 3,000 522,288
KGI Financial Holding Co. Ltd. ................ 979,037 667,261
King Slide Works Co. Ltd. ................... 3,000 380,605
Largan Precision Co. Ltd. ................... 7,000 562,085
Lotes Co. Ltd. ........................... 6,000 505,012
MediaTek, Inc. ........................... 19,000 1,586,151
Taiwan High Speed Rail Corp. ................ 425,000 355,458
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 286,000 19,854,649
Yageo Corp. ............................ 40,116 409,010
Yuanta Financial Holding Co. Ltd. .............. 211,500 350,406
34,951,259
a
Thailand  —  0 .1%
Airports of Thailand PCL , NVDR
(b)
.............. 224,100 354,221
Delta Electronics Thailand PCL , NVDR .......... 59,800 585,804
940,025
a
Turkey  —  0 .2%
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 213,973 1,992,470
a
United Arab Emirates  —  0 .1%
ADNOC Drilling Co. PJSC ................... 581,167 895,539
Emaar Development PJSC .................. 8,930 35,447
Emaar Properties PJSC .................... 122,994 396,040
1,327,026
a
United Kingdom  —  2 .7%
3i Group PLC ........................... 19,874 691,173
Antofagasta PLC ......................... 29,767 1,443,631
Security Shares Value
a
United Kingdom (continued)
AstraZeneca PLC ........................ 16,100 $ 3,054,528
Autotrader Group PLC
(c)
.................... 4,983 33,520
Barclays PLC ........................... 284,990 1,675,146
British American Tobacco PLC ................ 45,867 2,701,328
BT Group PLC .......................... 72,577 213,364
Diageo PLC ............................ 33,884 685,113
Experian PLC ........................... 16,698 610,964
GSK PLC .............................. 31,891 836,101
Haleon PLC ............................ 71,335 329,416
HSBC Holdings PLC ...................... 204,354 3,760,076
Imperial Brands PLC ...................... 2,188 83,128
Informa PLC ............................ 91,677 991,221
Intertek Group PLC ....................... 627 40,390
Land Securities Group PLC .................. 29,981 241,236
Lloyds Banking Group PLC .................. 772,885 1,050,585
London Stock Exchange Group PLC ............ 4,133 536,284
NatWest Group PLC ....................... 144,002 1,148,542
Next PLC .............................. 1,173 207,021
Pearson PLC ........................... 15,247 225,000
Prudential PLC .......................... 50,189 756,325
RELX PLC ............................. 29,712 1,083,488
Segro PLC ............................. 3,039 28,785
Severn Trent PLC ........................ 34,029 1,512,717
Smiths Group PLC ........................ 7,835 270,508
Spirax Group PLC ........................ 121 11,809
Standard Chartered PLC .................... 29,110 741,281
Sunbelt Rentals Holdings, Inc. ................ 22,406 1,684,124
United Utilities Group PLC ................... 108,795 2,157,643
Vodafone Group PLC ...................... 30,701 48,850
Whitbread PLC .......................... 10,135 308,083
29,161,380
a
United States  —  62 .8%
Abbott Laboratories ....................... 8,827 801,403
AbbVie, Inc. ............................ 21,096 4,458,007
Accenture PLC , Class A .................... 6,194 1,106,930
Adobe, Inc.
(a)
............................ 4,638 1,141,412
Advanced Micro Devices, Inc.
(a)
............... 18,187 6,447,110
AECOM ............................... 252 21,193
Affirm Holdings, Inc. , Class A
(a)
................ 1,991 127,981
Aflac, Inc. .............................. 11,937 1,356,879
Agilent Technologies, Inc. ................... 3,233 373,573
Airbnb, Inc. , Class A
(a)
...................... 8,952 1,256,503
Allegion PLC ............................ 24 3,300
Allstate Corp. (The) ....................... 637 138,395
Alnylam Pharmaceuticals, Inc.
(a)
............... 1,577 488,066
Alphabet, Inc. , Class A ..................... 67,588 26,007,863
Alphabet, Inc. , Class C , NVS ................. 49,644 18,961,029
Altria Group, Inc. ......................... 47,516 3,452,037
Amazon.com, Inc.
(a)
....................... 106,927 28,342,071
American Express Co. ..................... 6,494 2,097,887
American International Group, Inc. ............. 19,989 1,495,177
American Tower Corp. ..................... 4,806 878,104
American Water Works Co., Inc. ............... 16,173 2,076,937
Ameriprise Financial, Inc. ................... 597 283,450
AMETEK, Inc. ........................... 9,857 2,321,323
Amgen, Inc. ............................ 7,309 2,530,741
Amphenol Corp. , Class A ................... 19,550 2,879,128
Analog Devices, Inc. ....................... 7,505 3,018,961
Annaly Capital Management, Inc. .............. 42,849 981,242
Aon PLC , Class A ........................ 2,538 790,968
Apollo Global Management, Inc. ............... 4,808 618,886
Apple, Inc. ............................. 164,678 44,685,375
Applied Materials, Inc. ..................... 7,012 2,766,164
AppLovin Corp. , Class A
(a)
................... 2,659 1,186,845

iShares
®
Low Carbon Optimized MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Arch Capital Group Ltd.
(a)
................... 3,241 $ 306,145
Ares Management Corp. , Class A .............. 356 41,794
Arista Networks, Inc.
(a)
..................... 13,514 2,334,003
Arthur J Gallagher & Co. .................... 2,137 441,077
Astera Labs, Inc.
(a)
........................ 2,277 443,423
AT&T, Inc. .............................. 117,029 3,057,968
Atlassian Corp. , Class A
(a)
................... 549 37,656
Autodesk, Inc.
(a)
.......................... 2,121 502,677
Automatic Data Processing, Inc. ............... 8,885 1,883,087
AvalonBay Communities, Inc. ................ 2,739 501,237
Axon Enterprise, Inc.
(a)
..................... 2,702 1,085,556
Baker Hughes Co. ........................ 32,425 2,259,050
Bank of America Corp. ..................... 84,048 4,493,206
Bank of New York Mellon Corp. (The) ........... 13,073 1,756,619
Becton Dickinson & Co. .................... 4,756 708,834
Berkshire Hathaway, Inc. , Class B
(a)
............ 9,658 4,574,029
Biogen, Inc.
(a)
........................... 1,729 327,265
BlackRock, Inc.
(f)
......................... 1,683 1,793,405
Blackstone, Inc. .......................... 5,984 751,471
Block, Inc. , Class A
(a)
...................... 5,016 353,678
Booking Holdings, Inc. ..................... 8,200 1,380,552
Boston Scientific Corp.
(a)
.................... 11,555 665,684
Bristol-Myers Squibb Co. .................... 36,421 2,206,748
Broadcom, Inc. .......................... 49,970 20,858,977
Broadridge Financial Solutions, Inc. ............ 3,817 587,742
Cadence Design Systems, Inc.
(a)
.............. 3,107 1,024,036
Capital One Financial Corp. .................. 4,841 926,083
Carlyle Group, Inc. (The) .................... 2,500 125,175
Carvana Co. , Class A
(a)
..................... 1,146 453,587
Cboe Global Markets, Inc. ................... 1,066 319,896
CDW Corp. ............................. 646 88,444
Charles Schwab Corp. (The) ................. 23,140 2,120,550
Charter Communications, Inc. , Class A
(a)
......... 2,350 388,149
Cheniere Energy, Inc. ...................... 2,101 577,670
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 22,477 763,993
Chubb Ltd. ............................. 6,395 2,091,165
Church & Dwight Co., Inc. ................... 8,288 804,433
Ciena Corp.
(a)
........................... 870 458,995
Cintas Corp. ............................ 6,438 1,124,783
Cisco Systems, Inc. ....................... 54,346 4,972,659
Citigroup, Inc. ........................... 28,579 3,657,540
Cloudflare, Inc. , Class A
(a)
................... 2,317 474,915
CME Group, Inc. , Class A ................... 6,935 1,996,032
Coca-Cola Co. (The) ...................... 66,418 5,231,082
Cognizant Technology Solutions Corp. , Class A ..... 2,549 134,842
Coinbase Global, Inc. , Class A
(a)
............... 2,292 430,369
Colgate-Palmolive Co. ..................... 13,011 1,110,619
Comcast Corp. , Class A .................... 80,466 2,175,801
Comfort Systems USA, Inc. .................. 570 1,048,942
Constellation Brands, Inc. , Class A ............. 4,066 636,654
Constellation Energy Corp. .................. 3,092 967,796
Cooper Companies, Inc. (The)
(a)
............... 7,715 485,273
Copart, Inc.
(a)
........................... 17,909 592,967
Corebridge Financial, Inc. ................... 622 17,130
Corning, Inc. ............................ 1,767 290,212
Corpay, Inc.
(a)
........................... 1,075 329,455
Corteva, Inc. ............................ 18,047 1,461,987
CoStar Group, Inc.
(a)
....................... 5,652 195,616
Costco Wholesale Corp. .................... 3,456 3,506,216
Crowdstrike Holdings, Inc. , Class A
(a)
............ 2,575 1,147,806
Crown Castle, Inc. ........................ 7,444 660,878
CSX Corp. ............................. 30,204 1,372,168
CVS Health Corp. ........................ 423 35,232
Danaher Corp. .......................... 8,364 1,496,738
Security Shares Value
a
United States (continued)
Darden Restaurants, Inc. ................... 1,595 $ 319,893
Datadog, Inc. , Class A
(a)
.................... 2,224 293,991
Deere & Co. ............................ 634 373,978
Dexcom, Inc.
(a)
.......................... 1,363 81,167
Digital Realty Trust, Inc. .................... 3,611 725,594
Dollar Tree, Inc.
(a)
......................... 3,180 308,810
DoorDash, Inc. , Class A
(a)
................... 6,041 1,018,815
DR Horton, Inc. .......................... 445 68,468
DraftKings, Inc. , Class A
(a)
................... 4,024 93,840
Eaton Corp. PLC ......................... 5,092 2,204,887
eBay, Inc. .............................. 8,173 845,742
EchoStar Corp. , Class A
(a) (b)
.................. 1,580 194,561
Ecolab, Inc. ............................ 6,910 1,800,746
Edison International ....................... 23,339 1,621,827
Edwards Lifesciences Corp.
(a)
................ 2,049 171,091
Electronic Arts, Inc. ....................... 4,548 920,379
Elevance Health, Inc. ...................... 2,981 1,122,108
Eli Lilly & Co. ........................... 8,827 8,249,714
Emerson Electric Co. ...................... 9,857 1,384,317
Entegris, Inc. ............................ 760 107,449
Equifax, Inc. ............................ 2,918 507,557
Equinix, Inc. ............................ 1,217 1,317,804
Equitable Holdings, Inc. .................... 12,930 545,646
Equity Residential ........................ 2,059 134,617
Essex Property Trust, Inc. ................... 142 37,376
Estee Lauder Companies, Inc. (The) , Class A ...... 3,273 251,072
Everpure, Inc. , Class A
(a)
.................... 6,292 449,563
Eversource Energy ....................... 11,225 793,607
Exelon Corp. ............................ 31,489 1,448,179
Expedia Group, Inc. ....................... 2,406 597,578
Extra Space Storage, Inc. ................... 213 30,529
F5, Inc.
(a)
.............................. 2,684 869,348
Fair Isaac Corp.
(a)
......................... 209 214,225
Fastenal Co. ............................ 24,891 1,118,353
Fidelity National Financial, Inc. ................ 4,128 215,894
Fidelity National Information Services, Inc. ........ 13,567 631,273
First Solar, Inc.
(a)
......................... 1,443 291,327
Fiserv, Inc.
(a)
............................ 21,394 1,340,334
Flutter Entertainment PLC , Class DI
(a)
........... 1,412 152,397
Fortinet, Inc.
(a)
........................... 5,156 434,702
Fortive Corp. ............................ 25,801 1,542,642
Fox Corp. , Class A , NVS .................... 5,696 361,639
Freeport-McMoRan, Inc. .................... 27,199 1,571,558
Gaming and Leisure Properties, Inc. ............ 16,799 814,080
Garmin Ltd. ............................. 5,093 1,279,056
Gartner, Inc.
(a)
........................... 448 66,524
Gen Digital, Inc. .......................... 20,573 396,853
Gilead Sciences, Inc. ...................... 17,336 2,268,242
Global Payments, Inc. ..................... 10,439 751,190
GoDaddy, Inc. , Class A
(a)
.................... 1,578 136,955
Goldman Sachs Group, Inc. (The) ............. 3,792 3,502,936
Graco, Inc. ............................. 33,876 2,719,227
Halliburton Co. .......................... 163,014 6,895,492
Hartford Insurance Group, Inc. (The) ............ 1,661 227,241
HCA Healthcare, Inc. ...................... 2,197 954,487
Hilton Worldwide Holdings, Inc. ............... 4,553 1,475,491
Home Depot, Inc. (The) .................... 12,651 4,159,649
Hubbell, Inc. ............................ 2,646 1,344,618
IDEX Corp. ............................. 11,999 2,613,982
IDEXX Laboratories, Inc.
(a)
................... 1,498 840,078
Illinois Tool Works, Inc. ..................... 1,264 326,125
Illumina, Inc.
(a)
........................... 636 80,607
Ingersoll Rand, Inc. ....................... 24,830 1,982,924
Insmed, Inc.
(a)
........................... 2,000 272,660

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Insulet Corp.
(a)
........................... 304 $ 52,331
Intel Corp.
(a)
............................ 49,280 4,655,974
Interactive Brokers Group, Inc. , Class A .......... 3,362 267,279
Intercontinental Exchange, Inc. ............... 7,475 1,181,723
International Business Machines Corp. .......... 10,965 2,532,696
Intuit, Inc. .............................. 3,334 1,295,259
Intuitive Surgical, Inc.
(a)
..................... 4,404 2,015,314
Invitation Homes, Inc. ...................... 5,953 171,268
IonQ, Inc.
(a) (b)
............................ 6,540 295,085
IQVIA Holdings, Inc.
(a)
...................... 2,162 342,396
Iron Mountain, Inc. ........................ 2,348 295,825
Jack Henry & Associates, Inc. ................ 1,304 200,490
Jacobs Solutions, Inc. ...................... 3,909 505,864
Johnson & Johnson ....................... 34,300 7,883,855
JPMorgan Chase & Co. .................... 31,956 10,009,578
Kenvue, Inc. ............................ 40,236 705,337
Keurig Dr Pepper, Inc. ..................... 11,543 339,364
Keysight Technologies, Inc.
(a)
................. 4,248 1,486,418
Kimco Realty Corp. ....................... 5,822 137,632
Kinder Morgan, Inc. ....................... 66,298 2,179,215
KKR & Co., Inc. .......................... 5,664 590,982
KLA Corp. .............................. 2,224 3,892,778
L3Harris Technologies, Inc. .................. 5,932 1,901,503
Labcorp Holdings, Inc. ..................... 2,446 628,133
Lam Research Corp. ...................... 13,813 3,561,820
Las Vegas Sands Corp. .................... 7,875 430,054
Leidos Holdings, Inc. ...................... 1,294 193,091
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 6,590 566,410
Linde PLC ............................. 115 57,631
Lowe's Companies, Inc. .................... 6,206 1,481,931
Lululemon Athletica, Inc.
(a)
................... 1,630 224,451
Marriott International, Inc. , Class A ............. 1,906 689,381
Marsh & McLennan Companies, Inc. ............ 5,060 848,613
Marvell Technology, Inc. .................... 12,182 2,011,857
Mastercard, Inc. , Class A .................... 9,910 4,983,937
McDonald's Corp. ........................ 12,794 3,756,190
Medtronic PLC .......................... 8,952 724,843
MercadoLibre, Inc.
(a)
....................... 669 1,199,269
Merck & Co., Inc. ......................... 33,191 3,623,793
Meta Platforms, Inc. , Class A ................. 23,687 14,494,312
MetLife, Inc. ............................ 13,349 1,069,255
Mettler-Toledo International, Inc.
(a)
............. 128 163,406
Microchip Technology, Inc. ................... 7,821 726,649
Micron Technology, Inc. ..................... 13,245 6,849,784
Microsoft Corp. .......................... 78,479 32,002,167
Mid-America Apartment Communities, Inc. ........ 316 40,821
MongoDB, Inc. , Class A
(a)
................... 417 104,596
Monolithic Power Systems, Inc. ............... 612 988,019
Monster Beverage Corp.
(a)
................... 14,628 1,127,380
Moody's Corp. ........................... 1,068 493,256
Morgan Stanley .......................... 13,432 2,560,005
Motorola Solutions, Inc. .................... 2,923 1,283,285
Natera, Inc.
(a)
........................... 1,612 332,330
NetApp, Inc. ............................ 3,802 421,148
Netflix, Inc.
(a)
............................ 49,112 4,597,374
Newmont Corp. .......................... 5,371 596,664
NextEra Energy, Inc. ...................... 18,831 1,843,178
Nordson Corp. ........................... 275 79,324
Norfolk Southern Corp. ..................... 3,529 1,114,564
Northern Trust Corp. ....................... 2,621 435,977
NVIDIA Corp. ........................... 265,985 53,082,626
NXP Semiconductors N.V. ................... 3,011 883,999
Okta, Inc. , Class A
(a)
....................... 1,558 114,747
Security Shares Value
a
United States (continued)
Old Dominion Freight Line, Inc. ............... 1,573 $ 334,152
Omnicom Group, Inc. ...................... 3,645 279,644
ONEOK, Inc. ............................ 7,628 705,285
Oracle Corp. ............................ 19,547 3,154,690
Otis Worldwide Corp. ...................... 10,184 793,130
Palantir Technologies, Inc. , Class A
(a)
........... 25,349 3,526,299
Palo Alto Networks, Inc.
(a)
................... 7,918 1,419,856
Parker-Hannifin Corp. ...................... 740 672,971
Paychex, Inc. ........................... 11,406 1,056,538
PayPal Holdings, Inc. ...................... 13,074 655,530
Pentair PLC ............................ 5,550 447,941
PepsiCo, Inc. ........................... 6,689 1,060,140
Pfizer, Inc. ............................. 90,141 2,406,765
PG&E Corp. ............................ 11,957 198,725
Philip Morris International, Inc. ................ 24,650 4,068,975
Pinterest, Inc. , Class A
(a)
.................... 2,445 48,069
PNC Financial Services Group, Inc. (The) ........ 5,370 1,197,510
Principal Financial Group, Inc. ................ 685 69,123
Procter & Gamble Co. (The) ................. 33,934 4,991,352
Progressive Corp. (The) .................... 4,625 930,920
Prologis, Inc. ............................ 11,182 1,588,068
Prudential Financial, Inc. .................... 6,484 636,145
PTC, Inc.
(a)
............................. 3,127 426,210
Public Storage ........................... 2,748 831,133
QUALCOMM, Inc. ........................ 13,788 2,476,049
Quanta Services, Inc. ...................... 1,584 1,152,788
Quest Diagnostics, Inc. ..................... 4,892 950,026
Realty Income Corp. ....................... 11,451 735,612
Reddit, Inc. , Class A
(a)
...................... 707 104,092
Regency Centers Corp. .................... 5,576 434,092
Regeneron Pharmaceuticals, Inc. .............. 1,066 753,726
Reliance, Inc. ........................... 5,539 2,007,888
ResMed, Inc. ........................... 437 93,435
Rivian Automotive, Inc. , Class A
(a)
.............. 21,582 353,945
Robinhood Markets, Inc. , Class A
(a)
............. 8,114 591,429
ROBLOX Corp. , Class A
(a)
................... 8,396 463,963
Rocket Lab Corp.
(a)
....................... 14,016 1,156,460
Rockwell Automation, Inc. ................... 1,390 568,385
Rollins, Inc. ............................. 2,855 159,109
Roper Technologies, Inc. .................... 2,336 828,836
Royal Caribbean Cruises Ltd. ................ 2,334 615,616
Royalty Pharma PLC , Class A ................ 26,229 1,313,811
S&P Global, Inc. ......................... 2,924 1,260,917
Salesforce, Inc. .......................... 10,167 1,794,781
SBA Communications Corp. , Class A ............ 1,637 362,104
Seagate Technology Holdings PLC ............. 2,901 1,954,230
ServiceNow, Inc.
(a)
........................ 8,430 744,453
Sherwin-Williams Co. (The) .................. 3,674 1,181,595
Simon Property Group, Inc. .................. 7,786 1,586,086
Snap, Inc. , Class A , NVS
(a)
.................. 663 4,024
Snap-on, Inc. ........................... 2,264 868,018
Snowflake, Inc. , Class A
(a)
................... 3,668 500,572
SoFi Technologies, Inc.
(a)
.................... 13,366 215,193
SS&C Technologies Holdings, Inc. ............. 16,302 1,129,729
Starbucks Corp. .......................... 15,155 1,596,276
State Street Corp. ........................ 7,411 1,132,697
STERIS PLC ............................ 2,989 648,254
Strategy, Inc. , Class A
(a) (b)
................... 3,554 588,009
Stryker Corp. ........................... 2,694 848,960
Sun Communities, Inc. ..................... 326 41,676
Super Micro Computer, Inc.
(a)
................. 6,993 191,608
Synchrony Financial ....................... 7,150 544,830
Synopsys, Inc.
(a)
......................... 2,615 1,261,999
T Rowe Price Group, Inc. ................... 3,410 350,821

iShares
®
Low Carbon Optimized MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Take-Two Interactive Software, Inc.
(a)
............ 3,443 $ 735,976
TE Connectivity PLC ...................... 7,864 1,664,494
Teradyne, Inc. ........................... 3,316 1,138,947
Tesla, Inc.
(a)
............................. 32,467 12,390,381
Texas Instruments, Inc. ..................... 11,530 3,240,852
Texas Pacific Land Corp.
(b)
.................. 6,539 2,901,158
Thermo Fisher Scientific, Inc. ................. 3,971 1,901,950
TJX Companies, Inc. (The) .................. 7,947 1,245,692
T-Mobile U.S., Inc. ........................ 7,797 1,524,313
Tractor Supply Co. ........................ 6,972 244,717
Trade Desk, Inc. (The) , Class A
(a)
.............. 5,934 139,983
Trane Technologies PLC .................... 280 137,911
TransDigm Group, Inc. ..................... 546 633,349
TransUnion
(b)
............................ 7,319 519,649
Travelers Companies, Inc. (The) ............... 2,283 696,635
Trimble, Inc.
(a)
........................... 14,561 980,247
Truist Financial Corp. ...................... 18,208 937,712
Twilio, Inc. , Class A
(a)
...................... 1,569 232,306
Tyler Technologies, Inc.
(a)
................... 673 229,587
U.S. Bancorp ........................... 15,689 888,939
Uber Technologies, Inc.
(a)
................... 21,818 1,627,841
Ulta Beauty, Inc.
(a)
........................ 607 326,250
Union Pacific Corp. ....................... 9,244 2,491,073
United Parcel Service, Inc. , Class B ............ 1,466 159,501
United Rentals, Inc. ....................... 1,910 1,833,294
United Therapeutics Corp.
(a)
.................. 671 383,376
UnitedHealth Group, Inc. .................... 10,261 3,801,495
Veeva Systems, Inc. , Class A
(a)
............... 3,721 580,364
Ventas, Inc. ............................ 78 6,853
Veralto Corp. ............................ 777 68,531
VeriSign, Inc. ........................... 1,543 414,542
Verisk Analytics, Inc. , Class A ................. 4,925 908,613
Verizon Communications, Inc. ................ 74,227 3,565,123
Vertex Pharmaceuticals, Inc.
(a)
................ 2,299 982,547
Vertiv Holdings Co. , Class A ................. 7,295 2,396,335
VICI Properties, Inc. ....................... 28,669 837,135
Visa, Inc. , Class A ........................ 20,076 6,621,868
Vulcan Materials Co. ...................... 3,320 1,001,777
Walmart, Inc. ............................ 48,508 6,399,660
Walt Disney Co. (The) ..................... 19,039 1,975,296
Warner Bros Discovery, Inc.
(a)
................ 22,881 618,931
Waters Corp.
(a)
.......................... 968 299,335
Wells Fargo & Co. ........................ 39,914 3,282,128
Welltower, Inc. ........................... 7,359 1,599,405
West Pharmaceutical Services, Inc. ............ 1,158 344,609
Western Digital Corp. ...................... 3,027 1,315,292
Westinghouse Air Brake Technologies Corp. ....... 5,824 1,571,839
Williams Companies, Inc. (The) ............... 32,972 2,516,093
Williams-Sonoma, Inc. ..................... 520 94,229
Willis Towers Watson PLC ................... 808 207,010
Workday, Inc. , Class A
(a)
.................... 1,390 170,136
WP Carey, Inc. .......................... 3,252 237,168
WW Grainger, Inc. ........................ 189 219,495
Xylem, Inc. ............................. 10,124 1,196,252
Yum! Brands, Inc. ........................ 3,250 518,862
Zebra Technologies Corp. , Class A
(a)
............ 1,277 288,934
Zillow Group, Inc. , Class C , NVS
(a)
............. 2,139 94,972
Zoetis, Inc. , Class A ....................... 9,069 1,042,663
Zoom Communications, Inc. , Class A
(a)
.......... 2,366 229,857
Zscaler, Inc.
(a)
........................... 204 26,659
675,045,567
a
Total Common Stocks — 99.6%
(Cost: $ 704,939,371 ) ................................ 1,069,877,838
Security Shares Value
a
Preferred Stocks
Brazil  —  0 .1%
Banco Bradesco SA , Preference Shares , NVS ..... 119,659 $ 466,863
a
Colombia  —  0 .0%
Grupo Cibest SA , Preference Shares ........... 14,931 256,312
a
Total Preferred Stocks — 0.1%
(Cost: $ 511,267 ) ................................... 723,175
a
Rights
Switzerland  —  0 .0%
SGS SA (Expires 12/31/26 )
(a) (d)
................ 4,125 16,894
a
Total Rights — 0.0%
(Cost: $ 16,718 ) .................................... 16,894
a
Warrants
Canada  —  0 .0%
Constellation Software Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (b) (d)
........................... 555 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.7%
(Cost: $ 705,467,356 ) ................................ 1,070,617,907
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(f) (g) (h)
...................... 9,026,651 9,029,360
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(f) (g)
............................. 1,113,104 1,113,104
a
Total Short-Term Securities — 0.9%
(Cost: $ 10,142,108 ) ................................. 10,142,464
Total Investments —  100.6%
(Cost: $ 715,609,464 ) ................................ 1,080,760,371
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (6,139,425)
Net Assets — 100.0% ................................. $ 1,074,620,946
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Low Carbon Optimized MSCI ACWI ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 7,867,443  $ 1,162,224
(a)
$ —  $ (487) $ 180  $ 9,029,360  9,026,651  $ 31,897
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,850,000  —  (736,896)
(a)
—  —  1,113,104  1,113,104  46,103  —
BlackRock, Inc. .. 1,970,910  200,390  (327,523) 124,948  (175,320) 1,793,405  1,683  27,577  —
$ —  $ 124,461  $ (175,140)
$ 11,935,869
$ 105,577  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 6 06/18/26 $ 2,173 $ 159,918
MSCI EAFE Index ..................................................................... 4 06/19/26 609 30,106
MSCI Emerging Markets Index ............................................................. 5 06/19/26 409 36,169
$ 226,193

iShares
®
Low Carbon Optimized MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 746,730,965 $ 323,146,707 $ 166 $ 1,069,877,838
Preferred Stocks ......................................... 723,175 — — 723,175
Rights ................................................ — — 16,894 16,894
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 10,142,464 — — 10,142,464
$ 757,596,604 $ 323,146,707 $ 17,060 $ 1,080,760,371
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 226,193 $ — $ — $ 226,193
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)